Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Operations and Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statement of Operations and Comprehensive Loss [Line Items]
Revenues
Operating expenses	7,001,102	3,194,193	8,408,161
Other income, net	3,770,837	2,663,713	1,105,532
(Loss) income from continuing operations, before income taxes	(3,230,265)	(530,480)	(7,302,629)
Provision for income taxes
Net loss	(3,230,265)	(530,480)	(7,302,629)
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Net loss attributable to ordinary shareholders	(498,318,303)	(340,610,480)	(58,712,378)
Other comprehensive income, net of tax
Total comprehensive loss attributable to ordinary shareholders	(3,230,265)	(530,480)	(7,302,629)
Comprehensive loss attributable to ordinary shareholders	$ (498,318,303)	$ (340,610,480)	$ (58,712,378)